May 01, 2024
Morgan Stanley Mortgage Securities Trust
Morgan Stanley Mortgage Securities Trust

Summary Prospectus and
Prospectus Supplement

May 1, 2024

Morgan Stanley Mortgage Securities Trust

Supplement dated May 1, 2024 to the Morgan Stanley Mortgage Securities Trust Summary Prospectus and Prospectus dated February 28, 2024

Morgan Stanley Mortgage Securities Trust
(the "Fund")